License and Collaboration Agreements - Additional Information (Detail) - USD ($)			12 Months Ended
	Apr. 03, 2017	Nov. 10, 2009	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Agreement termination scheduled date			Dec. 17, 2014
Assets maintained related to Sanofi Agreement			$ 81,483,000	$ 234,880,000
Liabilities maintained related to Sanofi Agreement			334,142,000	418,569,000
Ipsen [Member] | Asset Sale Agreement [Member] | Development and Commercialization Milestones [Member] | Subsequent Event [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Maximum amount of milestone payments that can be received	$ 33,000,000
Ipsen [Member] | Asset Sale Agreement [Member] | Sale Milestones in Major European Countries [Member] | Subsequent Event [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Potential milestone payments receivable	18,000,000
Ipsen [Member] | Asset Sale Agreement [Member] | Sale Milestones in Major Non-European and Non-Asian Country [Member] | Subsequent Event [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Potential milestone payments receivable	5,000,000
Ipsen [Member] | Asset Sale Agreement [Member] | Clinical Trials in Lung Cancer [Member] | Subsequent Event [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Potential milestone payments receivable	$ 10,000,000
Sanofi [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Upfront license fee received		$ 60,000,000
Milestone license fee received			25,000,000
Expected development period from the effective date of agreement		12 years
License and collaboration revenues			0	0
Assets maintained related to Sanofi Agreement			0	0
Liabilities maintained related to Sanofi Agreement			$ 0	$ 0
Sanofi [Member] | License and Collaboration Agreements [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
License and collaboration revenues					$ 92,296,000
Recognized revenue related to excess spending					$ 5,800,000
Spending in excess of budget						$ 10,100,000